Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related party transactions

The Company has entered into a master commercial agreement on arm’s length terms with Axionlog, a company under common control that operates the distribution centers in Argentina, Chile, Colombia, Mexico, Venezuela, Uruguay and Perú (the “Axionlog Business”). Pursuant to this agreement Axionlog provides the Company distribution inventory, storage and transportation services in the countries in which it operates. On November 9, 2011 the Company entered into a revolving loan agreement as a creditor with Axionlog Distribution B.V., a holding company of the Axionlog Business, for a total amount of $12 million at an interest rate of LIBOR plus 6%, in line with interest rates prevailing in the market at the time of the agreement, the loan will mature on November 7, 2016. As of December 31, 2015 and 2014, Axionlog Distribution B.V. had borrowed $1,798 and $11,500, respectively, from the Company in connection with this revolving loan agreement. The related receivable is included within “Accounts and notes receivable, net" and in "Miscellaneous” in the Company’s consolidated balance sheets, as of December 31, 2015 and 2014, respectively.

The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2015 and 2014:

	As of December 31,
	2015	2014
Accounts and notes receivable	$1,854	$—
Other receivables	2,266	1,796
Miscellaneous	1,729	14,901
Accounts payable	5,110	7,742

The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2015, 2014 and 2013:

	Fiscal years ended December 31,
	2015	2014	2013
Food and paper (i)	$(164,882)	$(199,801)	$(319,456)
Occupancy and other operating expenses	(2,499)	(2,251)	(10,327)
Other operating expenses, net (ii)	—	16,986	—
Net interest income	461	1,387	583

(i)
Includes $44,170 of distribution fees and $120,712 of suppliers purchases managed through the Axionlog Business for the fiscal year ended December 31, 2015; $45,143 and $154,658, respectively, for the fiscal year ended December 31, 2014; and $48,340 and $271,116, respectively, for the fiscal year ended December 31, 2013.

(ii)	Related to inventory sales with a cost of $16,986 for the fiscal year 2014 (the net effect on such income statement line was nil). No such transaction took place in the fiscal years 2015 and 2013.

As of December 31, 2015 and 2014, the Company had notes receivable totaling $nil and $224, respectively, other receivables totaling $142 and $2,580, respectively and accounts payable with Lacoop, A.C. and Lacoop II, S.C. totaling $1,386 and $1,565, respectively.